Income Taxes (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Income Tax Expense (Benefit)	$ 5	$ 16	$ 7	$ 1,296	$ 2,429	$ (67)
Deferred Tax Liabilities, Net					320	86
Deferred Income Tax Expense (Benefit)			$ (13)	(1,296)	(2,432)	66
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount					7,297	7,936
Deferred Tax Assets, Operating Loss Carryforwards, Foreign					55,542
Deferred Tax Assets, Operating Loss Carryforwards, State and Local					$ 41,547
[custom:EffectiveIncomeTaxRateReconciliationTaxableIncome]					80.00%
Unrecognized Tax Benefits						$ 2,080
Tax Credit Carryforward, Amount					$ 13,537
E M I Solutions [Member]
Deferred Tax Liabilities, Net		$ 1,084		1,084
Deferred Income Tax Expense (Benefit)				$ 1,280
EMI Solutions And RaGE Systems [Member]
Deferred Tax Liabilities, Net					2,666
Deferred Income Tax Expense (Benefit)					$ 2,432